Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	Securian Funds Trust
Central Index Key	0000766351
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Advantus Bond Fund
Summary: Advantus Bond Fund
Advantus Bond Fund: Investment Objective
The Advantus Bond Fund seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk.
The Fund also seeks preservation of capital as a secondary objective.
Advantus Bond Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Bond Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus Bond Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus Bond Fund		Class 1	Class 2
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.11%	0.11%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.52%	0.77%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Expense Example Advantus Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	53	167	291	654
Class 2	79	246	428	955

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205.5% of the average value of its portfolio.
Advantus Bond Fund: Principal Investment Strategies
The Advantus Bond Fund invests primarily in a variety of investment-grade debt securities. It is the Fund's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Association), investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Fund may invest in investment-grade debt securities issued by domestic companies in a variety of industries. The Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees.

The Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, credit card, manufactured housing and/or other consumer loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables). Investments by the Fund may be long-term, intermediate-term or short-term debt securities.

In selecting securities, the Fund's investment adviser considers factors such as, but not limited to, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities.
Advantus Bond Fund: Principal Risks
An investment in the Advantus Bond Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Non-Government Securities Risk – is the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

  Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.

Advantus Bond Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 3Q 09 7.19%): Worst Quarter (ended 4Q 08 -7.02%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus Bond Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	7.69%			5.21%	Feb 11, 2008
Class 2	7.42%	4.88%	4.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.94%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Bond Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Bond Fund seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund also seeks preservation of capital as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Advantus Bond Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Bond Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.50%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Strategy [Heading]	rr_StrategyHeading	Advantus Bond Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advantus Bond Fund invests primarily in a variety of investment-grade debt securities. It is the Fund's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Association), investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Fund may invest in investment-grade debt securities issued by domestic companies in a variety of industries. The Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees.

The Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, credit card, manufactured housing and/or other consumer loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables). Investments by the Fund may be long-term, intermediate-term or short-term debt securities.

		In selecting securities, the Fund's investment adviser considers factors such as, but not limited to, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities.
Risk [Heading]	rr_RiskHeading	Advantus Bond Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Bond Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Non-Government Securities Risk – is the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

  Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Bond Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Bond Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3Q 09 7.19%): Worst Quarter (ended 4Q 08 -7.02%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	654
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	955
2003	rr_AnnualReturn2003	5.35%	[2]
2004	rr_AnnualReturn2004	4.98%	[2]
2005	rr_AnnualReturn2005	2.44%	[2]
2006	rr_AnnualReturn2006	4.66%	[2]
2007	rr_AnnualReturn2007	2.29%	[2]
2008	rr_AnnualReturn2008	(13.52%)	[2]
2009	rr_AnnualReturn2009	15.57%	[2]
2010	rr_AnnualReturn2010	9.41%	[2]
2011	rr_AnnualReturn2011	8.03%	[2]
2012	rr_AnnualReturn2012	7.42%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.02%)
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Inception	rr_AverageAnnualReturnSinceInception
Advantus Bond Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Advantus Index 400 Mid-Cap Fund
Summary: Advantus Index 400 Mid-Cap Fund
Advantus Index 400 Mid-Cap Fund: Investment Objective
The Advantus Index 400 Mid-Cap Fund seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Advantus Index 400 Mid-Cap Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Index 400 Mid-Cap Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus Index 400 Mid-Cap Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus Index 400 Mid-Cap Fund		Class 1	Class 2
Management Fees		0.15%	0.15%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.16%	0.16%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.32%	0.57%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example Advantus Index 400 Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	33	104	182	411
Class 2	59	184	320	718

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.0% of the average value of its portfolio.
Advantus Index 400 Mid-Cap Fund: Principal Investment Strategies
The Advantus Index 400 Mid-Cap Fund invests its assets in all of the common stocks included in the S&P 400. The companies included in the S&P 400 are all mid-cap companies. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2013, the market capitalizations of companies included in the S&P 400 ranged from $389 million to $17.2 billion.

The Fund attempts to achieve a correlation with the S&P 400 of 100% without considering Fund expenses. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic conditions or markets, may invest in less than all of the common stocks included in the S&P 400. Under normal conditions, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400.
Advantus Index 400 Mid-Cap Fund: Principal Risks
An investment in the Advantus Index 400 Mid-Cap Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Index Performance Risk – the risk that the Fund’s ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 400 (or stocks within an industry heavily weighted by the S&P 400) performs poorly.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Mid Size Company Risk – is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

Advantus Index 400 Mid-Cap Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Index 400 Mid-Cap Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 3Q 09 19.78%): Worst Quarter (ended 4Q 08 -25.68%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus Index 400 Mid-Cap Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	17.54%			6.42%	Feb 11, 2008
Class 2	17.24%	4.55%	9.90%
S&P 400 MidCap Index (reflects no deduction for fees, expenses or taxes)	17.88%	5.14%	10.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Index 400 Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Index 400 Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Index 400 Mid-Cap Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Index 400 Mid-Cap Fund seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Expense [Heading]	rr_ExpenseHeading	Advantus Index 400 Mid-Cap Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Index 400 Mid-Cap Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Index 400 Mid-Cap Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advantus Index 400 Mid-Cap Fund invests its assets in all of the common stocks included in the S&P 400. The companies included in the S&P 400 are all mid-cap companies. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2013, the market capitalizations of companies included in the S&P 400 ranged from $389 million to $17.2 billion.

		The Fund attempts to achieve a correlation with the S&P 400 of 100% without considering Fund expenses. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic conditions or markets, may invest in less than all of the common stocks included in the S&P 400. Under normal conditions, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400.
Risk [Heading]	rr_RiskHeading	Advantus Index 400 Mid-Cap Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Index 400 Mid-Cap Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Index Performance Risk – the risk that the Fund’s ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 400 (or stocks within an industry heavily weighted by the S&P 400) performs poorly.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Mid Size Company Risk – is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Index 400 Mid-Cap Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Index 400 Mid-Cap Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Index 400 Mid-Cap Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Index 400 Mid-Cap Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3Q 09 19.78%): Worst Quarter (ended 4Q 08 -25.68%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Index 400 Mid-Cap Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	104
5 Years	rr_ExpenseExampleYear05	182
10 Years	rr_ExpenseExampleYear10	411
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus Index 400 Mid-Cap Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	184
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	718
2003	rr_AnnualReturn2003	34.59%	[2]
2004	rr_AnnualReturn2004	15.73%	[2]
2005	rr_AnnualReturn2005	11.96%	[2]
2006	rr_AnnualReturn2006	9.78%	[2]
2007	rr_AnnualReturn2007	7.44%	[2]
2008	rr_AnnualReturn2008	(36.54%)	[2]
2009	rr_AnnualReturn2009	36.43%	[2]
2010	rr_AnnualReturn2010	25.93%	[2]
2011	rr_AnnualReturn2011	(2.26%)	[2]
2012	rr_AnnualReturn2012	17.24%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.68%)
1 Year	rr_AverageAnnualReturnYear01	17.24%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Inception	rr_AverageAnnualReturnSinceInception
Advantus Index 400 Mid-Cap Fund | S&P 400 MidCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	10.52%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Advantus Index 500 Fund
Summary: Advantus Index 500 Fund
Advantus Index 500 Fund: Investment Objective
The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Advantus Index 500 Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Index 500 Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus Index 500 Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus Index 500 Fund		Class 1	Class 2
Management Fees		0.15%	0.15%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.09%	0.09%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.25%	0.50%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example Advantus Index 500 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	25	80	139	314
Class 2	51	159	278	625

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.60% of the average value of its portfolio.
Advantus Index 500 Fund: Principal Investment Strategies
The Advantus Index 500 Fund invests its assets in all of the common stocks included in the S&P 500. The S&P 500 consists of 500 large cap common stocks which together represent approximately 75% of the value of the total U.S. stock market. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2013, the market capitalizations of companies included in the S&P 500 ranged from $1.8 billion to $415.7 billion.

The Fund attempts to achieve a correlation with the S&P 500 of 100% without considering Fund expenses. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. Under normal conditions, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500.
Advantus Index 500 Fund: Principal Risks
An investment in the Advantus Index 500 Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Index Performance Risk – the risk that the Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund's performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly.

  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

Advantus Index 500 Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Index 500 Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 2Q 09 15.77%): Worst Quarter (ended 4Q 08 -22.00%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus Index 500 Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	15.71%			3.33%	Feb 11, 2008
Class 2	15.42%	1.20%	6.61%	8.33%
S&P 500 Index (as adjusted for dividend reinvestment; reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Index 500 Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Index 500 Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Expense [Heading]	rr_ExpenseHeading	Advantus Index 500 Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Index 500 Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Index 500 Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advantus Index 500 Fund invests its assets in all of the common stocks included in the S&P 500. The S&P 500 consists of 500 large cap common stocks which together represent approximately 75% of the value of the total U.S. stock market. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2013, the market capitalizations of companies included in the S&P 500 ranged from $1.8 billion to $415.7 billion.

		The Fund attempts to achieve a correlation with the S&P 500 of 100% without considering Fund expenses. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. Under normal conditions, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500.
Risk [Heading]	rr_RiskHeading	Advantus Index 500 Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Index 500 Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Index Performance Risk – the risk that the Fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund's performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly.

  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Index 500 Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Index 500 Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Index 500 Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Index 500 Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 2Q 09 15.77%): Worst Quarter (ended 4Q 08 -22.00%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Index 500 Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	139
10 Years	rr_ExpenseExampleYear10	314
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus Index 500 Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	278
10 Years	rr_ExpenseExampleYear10	625
2003	rr_AnnualReturn2003	28.04%	[2]
2004	rr_AnnualReturn2004	10.39%	[2]
2005	rr_AnnualReturn2005	4.43%	[2]
2006	rr_AnnualReturn2006	15.23%	[2]
2007	rr_AnnualReturn2007	5.02%	[2]
2008	rr_AnnualReturn2008	(37.21%)	[2]
2009	rr_AnnualReturn2009	25.87%	[2]
2010	rr_AnnualReturn2010	14.54%	[2]
2011	rr_AnnualReturn2011	1.59%	[2]
2012	rr_AnnualReturn2012	15.42%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Inception	rr_AverageAnnualReturnSinceInception	8.33%
Advantus Index 500 Fund | S&P 500 Index (as adjusted for dividend reinvestment; reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Advantus International Bond Fund
Summary: Advantus International Bond Fund
Advantus International Bond Fund: Investment Objective
The Advantus International Bond Fund seeks to maximize current income, consistent with the protection of principal.
Advantus International Bond Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus International Bond Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus International Bond Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus International Bond Fund		Class 1	Class 2
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.34%	0.34%
Acquired Fund Fees	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.20%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Advantus International Bond Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example Advantus International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	97	302	525	1,166
Class 2	122	381	659	1,454

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.80% of the average value of its portfolio.
Advantus International Bond Fund: Principal Investment Strategies
Under normal market conditions, the Advantus International Bond Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located around the world. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager or sub-adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment objective, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

In some cases derivative instruments are used for purposes that may be deemed to be speculative in nature, rather than for purposes of hedging risk. In such cases, the Fund will limit its purchase of derivatives as follows: currency forwards, when aggregated with currency futures, will not exceed 150% of the Fund's notional value. The "notional value" of a derivative contract reflects it's nominal or face amount. In comparison, the market value of a derivative contract, which is usually less, reflects the outstanding obligation under the contract.

Franklin Advisers, Inc., ("Franklin") the Fund's sub-adviser, allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. In determining whether to allocate Fund assets to the markets of any individual country, Franklin may consider the country's macroeconomic and fiscal performance, policies, and outlook, as well as the current political climate. Franklin may shorten or lengthen the Fund's duration in select markets or on an overall basis in response to interest rate changes and Franklin's outlook for interest rates. It will allocate the Fund's assets among permissible types of securities and instruments in accordance with the Fund's investment restrictions and according to where Franklin believes it has found the most attractive investment opportunities for the Fund given the level of risk involved. Franklin may use forward currency exchange contracts and other derivatives for hedging purposes or other purposes. The Fund's allocations to various markets, securities and instruments will vary over time. Franklin may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when Franklin believes another security is a more attractive investment opportunity.
Advantus International Bond Fund: Principal Risks
An investment in the Advantus International Bond Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:

  Currency Management Strategies – the risk that currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

  Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing countries or emerging market countries.

  Developing Market Countries Risk – the risk that the Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

  Interest Rate Risk – the risk that, when interest rates rise, bond prices generally fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Credit Risk – the risk that an issuer of bonds may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

  Lower-rated securities. Securities rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher-rated securities. Issuers of lower-rated or high yield, fixed-income securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.

  The prices of high yield debt securities fluctuate more than those of higher-credit-quality. Prices are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield debt securities generally are more illiquid (harder to sell) and harder to value than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

  Derivative Instruments Risk – the risk that the performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives (such as swap agreements), there is a risk of loss because the other party to the transaction may fail to perform as promised for a variety of reasons, including because of such other party’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.

  Inflation-Indexed Securities Risk – the risk that inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

  Income Risk – the risk that the Fund’s income may decline when interest rates fall or when the Fund experiences defaults on debt securities it holds.

  Non-Diversification Risk – the risk that, because the Fund is a non- diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

  Foreign Governmental and Supranational Debt Securities Risk – Foreign government and sovereign debt securities including supranational debt securities, are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.

  Market Risk – is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by a Fund are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by a Fund but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Fund’s investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

Advantus International Bond Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus International Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the returns of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 4Q 04 9.83%): Worst Quarter (ended 3Q 11 -7.87%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus International Bond Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	16.49%			10.16%	Feb 11, 2008
Class 2	16.20%	10.09%	8.43%
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	1.65%	5.27%	6.04%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus International Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus International Bond Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus International Bond Fund seeks to maximize current income, consistent with the protection of principal.
Expense [Heading]	rr_ExpenseHeading	Advantus International Bond Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus International Bond Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.80%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Advantus International Bond Fund with the cost of investing in other funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus International Bond Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Advantus International Bond Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located around the world. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager or sub-adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called "junk"). Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment objective, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

In some cases derivative instruments are used for purposes that may be deemed to be speculative in nature, rather than for purposes of hedging risk. In such cases, the Fund will limit its purchase of derivatives as follows: currency forwards, when aggregated with currency futures, will not exceed 150% of the Fund's notional value. The "notional value" of a derivative contract reflects it's nominal or face amount. In comparison, the market value of a derivative contract, which is usually less, reflects the outstanding obligation under the contract.

		Franklin Advisers, Inc., ("Franklin") the Fund's sub-adviser, allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. In determining whether to allocate Fund assets to the markets of any individual country, Franklin may consider the country's macroeconomic and fiscal performance, policies, and outlook, as well as the current political climate. Franklin may shorten or lengthen the Fund's duration in select markets or on an overall basis in response to interest rate changes and Franklin's outlook for interest rates. It will allocate the Fund's assets among permissible types of securities and instruments in accordance with the Fund's investment restrictions and according to where Franklin believes it has found the most attractive investment opportunities for the Fund given the level of risk involved. Franklin may use forward currency exchange contracts and other derivatives for hedging purposes or other purposes. The Fund's allocations to various markets, securities and instruments will vary over time. Franklin may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when Franklin believes another security is a more attractive investment opportunity.
Risk [Heading]	rr_RiskHeading	Advantus International Bond Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus International Bond Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:

  Currency Management Strategies – the risk that currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

  Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing countries or emerging market countries.

  Developing Market Countries Risk – the risk that the Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

  Interest Rate Risk – the risk that, when interest rates rise, bond prices generally fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Credit Risk – the risk that an issuer of bonds may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

  Lower-rated securities. Securities rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher-rated securities. Issuers of lower-rated or high yield, fixed-income securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.

  The prices of high yield debt securities fluctuate more than those of higher-credit-quality. Prices are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield debt securities generally are more illiquid (harder to sell) and harder to value than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

  Derivative Instruments Risk – the risk that the performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives (such as swap agreements), there is a risk of loss because the other party to the transaction may fail to perform as promised for a variety of reasons, including because of such other party’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.

  Inflation-Indexed Securities Risk – the risk that inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

  Income Risk – the risk that the Fund’s income may decline when interest rates fall or when the Fund experiences defaults on debt securities it holds.

  Non-Diversification Risk – the risk that, because the Fund is a non- diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

  Foreign Governmental and Supranational Debt Securities Risk – Foreign government and sovereign debt securities including supranational debt securities, are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.

  Market Risk – is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by a Fund are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by a Fund but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Fund’s investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus International Bond Fund may result in the loss of money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk – the risk that, because the Fund is a non- diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus International Bond Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus International Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the returns of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus International Bond Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the returns of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 4Q 04 9.83%): Worst Quarter (ended 3Q 11 -7.87%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus International Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus International Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	659
10 Years	rr_ExpenseExampleYear10	1,454
2003	rr_AnnualReturn2003	20.25%	[2]
2004	rr_AnnualReturn2004	11.43%	[2]
2005	rr_AnnualReturn2005	(8.91%)	[2]
2006	rr_AnnualReturn2006	3.99%	[2]
2007	rr_AnnualReturn2007	9.43%	[2]
2008	rr_AnnualReturn2008	4.23%	[2]
2009	rr_AnnualReturn2009	17.56%	[2]
2010	rr_AnnualReturn2010	13.90%	[2]
2011	rr_AnnualReturn2011	(0.26%)	[2]
2012	rr_AnnualReturn2012	16.20%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.87%)
1 Year	rr_AverageAnnualReturnYear01	16.20%
5 Years	rr_AverageAnnualReturnYear05	10.09%
10 Years	rr_AverageAnnualReturnYear10	8.43%
Inception	rr_AverageAnnualReturnSinceInception
Advantus International Bond Fund | Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Advantus Managed Volatility Fund
Summary: Advantus Managed Volatility Fund
Advantus Managed Volatility Fund: Investment Objective
The Advantus Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index (the Benchmark Index).
Advantus Managed Volatility Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Managed Volatility Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advantus Managed Volatility Fund
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advantus Managed Volatility Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.16%
Acquired Fund Fees and Expenses	[2]	0.13%
Total Annual Fund Operating Expenses		1.19%
Fee Waiver and/or Expense Reimbursement	[3]	0.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.93%
[1]	Estimated expenses for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Advantus Capital Management, Inc. ("Advantus Capital"), the Fund's investment adviser, has contractually agreed, through April 30, 2014, to waive its "management fees" or absorb "other expenses" such that the Fund's total annual operating expenses after such fee waiver and/or expense absorption, excluding "acquired fund fees and expenses," will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of the contract term.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example (USD $)	1 Year	3 Years
Advantus Managed Volatility Fund	95	352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this prospectus, the Fund has not yet commenced operations. Thus, no portfolio turnover is provided for the Fund.
Advantus Managed Volatility Fund: Principal Investment Strategies
The Advantus Managed Volatility Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the Advantus Index 500 Fund (S&P 500 Fund), an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500). The companies included in the S&P 500 are generally considered “large companies.” The Fund’s fixed income allocation will be achieved by purchasing a basket of corporate fixed income securities that are investment-grade and have other characteristics similar to the fixed income securities included in the Barclays U.S. Corporate Index.

The Fund will invest in derivative instruments, primarily S&P 500 futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500 futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500 futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500 futures contracts (increasing its long positions or reducing its short positions in such contracts). Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.

The use of futures contracts to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.

On average, the Fund will target approximately 60% equity-related exposure and 40% fixed income-related exposure in its portfolio. As market conditions change, however, the equity allocation will change to manage overall Fund volatility, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value.

In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.
Advantus Managed Volatility Fund: Principal Risks
An investment in the Advantus Managed Volatility Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as the S&P 500 Fund, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.

  Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.

  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Derivatives Risk – the risk that the Fund’s investment in futures contracts and other derivatives may involve a small investment relative to the amount of risk assumed. The successful use of derivatives may depend on the Advantus Capital’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. If Advantus Capital is not successful in using derivatives, the Fund’s performance may be worse than if Advantus Capital did not use derivatives at all.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Index Performance Risk – the risk that, in connection with the Fund’s investment in the S&P 500 Fund, the Fund’s ability to replicate the performance of the S&P 500 through such investment may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the S&P 500 Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.

  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

  Leveraging Risk - the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.

  Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund's transaction costs.

Advantus Managed Volatility Fund: Performance
The Fund does not have a full calendar year of performance. For that reason, no bar chart or average total returns table is included for the Fund, nor is average total return information included for the Fund’s blended Benchmark Index, which is comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Managed Volatility Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index (the Benchmark Index).
Expense [Heading]	rr_ExpenseHeading	Advantus Managed Volatility Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Managed Volatility Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this prospectus, the Fund has not yet commenced operations. Thus, no portfolio turnover is provided for the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated expenses for the Fund’s first fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Managed Volatility Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advantus Managed Volatility Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the Advantus Index 500 Fund (S&P 500 Fund), an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500). The companies included in the S&P 500 are generally considered “large companies.” The Fund’s fixed income allocation will be achieved by purchasing a basket of corporate fixed income securities that are investment-grade and have other characteristics similar to the fixed income securities included in the Barclays U.S. Corporate Index.

The Fund will invest in derivative instruments, primarily S&P 500 futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500 futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500 futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500 futures contracts (increasing its long positions or reducing its short positions in such contracts). Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.

The use of futures contracts to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.

On average, the Fund will target approximately 60% equity-related exposure and 40% fixed income-related exposure in its portfolio. As market conditions change, however, the equity allocation will change to manage overall Fund volatility, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value.

In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.
Risk [Heading]	rr_RiskHeading	Advantus Managed Volatility Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Managed Volatility Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as the S&P 500 Fund, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.

  Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.

  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Derivatives Risk – the risk that the Fund’s investment in futures contracts and other derivatives may involve a small investment relative to the amount of risk assumed. The successful use of derivatives may depend on the Advantus Capital’s ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. If Advantus Capital is not successful in using derivatives, the Fund’s performance may be worse than if Advantus Capital did not use derivatives at all.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Index Performance Risk – the risk that, in connection with the Fund’s investment in the S&P 500 Fund, the Fund’s ability to replicate the performance of the S&P 500 through such investment may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the S&P 500 Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500 (or stocks within an industry heavily weighted by the S&P 500) performs poorly. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.

  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.

  Leveraging Risk - the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.

  Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund's transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Managed Volatility Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Managed Volatility Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. For that reason, no bar chart or average total returns table is included for the Fund, nor is average total return information included for the Fund’s blended Benchmark Index, which is comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Advantus Managed Volatility Fund | Advantus Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	352

[1]	Estimated expenses for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Advantus Capital Management, Inc. ("Advantus Capital"), the Fund's investment adviser, has contractually agreed, through April 30, 2014, to waive its "management fees" or absorb "other expenses" such that the Fund's total annual operating expenses after such fee waiver and/or expense absorption, excluding "acquired fund fees and expenses," will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of the contract term.

Advantus Money Market Fund
Summary: Advantus Money Market Fund
Advantus Money Market Fund: Investment Objective
The Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
Advantus Money Market Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Advantus Money Market Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advantus Money Market Fund
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advantus Money Market Fund
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.85%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Advantus Money Market Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advantus Money Market Fund	87	272	472	1,050

Advantus Money Market Fund: Principal Investment Strategies
The Advantus Money Market Fund intends to maintain a one dollar ($1.00) net asset value per share.

The Advantus Money Market Fund invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, shares of other investment companies that qualify as money market funds, and securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. The Fund invests only in high quality securities. Generally, the Fund may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Fund only invests in securities that mature in 397 calendar days or less from the date of purchase in the case of securities in the national rating agencies' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the national rating agencies' second highest short-term rating categories. The Fund maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.
Advantus Money Market Fund: Principal Risks
An investment in the Advantus Money Market Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:

  Credit Risk – the risk that the Fund may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the Fund's dividends.

  Interest Rate Risk – the risk that the value of a fixed income obligation will decline due to an increase in market interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company's operating expenses, including investment advisory and administrative fees, which will reduce the Fund's return on such investment relative to investment alternatives that to not include such expenses.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Advantus Money Market Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Money Market Fund by showing changes in the Fund’s performance from year to year. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns

Best Quarter (ended September 30, 2006 and June 30, 2007):                                                                                                          1.16%
Worst Quarter (ended September 30, 2009, December 31, 2009, March 31, 2010, June 30, 2010, December 31, 2010,
March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30,
2012, December 30, 2012): 0.00%
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Advantus Money Market Fund	none	0.47%	1.50%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Money Market Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Advantus Money Market Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Advantus Money Market Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Advantus Money Market Fund with the cost of investing in other funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Money Market Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advantus Money Market Fund intends to maintain a one dollar ($1.00) net asset value per share.

		The Advantus Money Market Fund invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, shares of other investment companies that qualify as money market funds, and securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. The Fund invests only in high quality securities. Generally, the Fund may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Fund only invests in securities that mature in 397 calendar days or less from the date of purchase in the case of securities in the national rating agencies' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the national rating agencies' second highest short-term rating categories. The Fund maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.
Risk [Heading]	rr_RiskHeading	Advantus Money Market Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Money Market Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:

  Credit Risk – the risk that the Fund may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the Fund's dividends.

  Interest Rate Risk – the risk that the value of a fixed income obligation will decline due to an increase in market interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company's operating expenses, including investment advisory and administrative fees, which will reduce the Fund's return on such investment relative to investment alternatives that to not include such expenses.

  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

		An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Money Market Fund may result in the loss of money
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Money Market Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Money Market Fund by showing changes in the Fund’s performance from year to year. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Money Market Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2006 and June 30, 2007): 1.16%
Worst Quarter (ended September 30, 2009, December 31, 2009, March 31, 2010, June 30, 2010, December 31, 2010,
March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30,
		2012, December 30, 2012): 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Money Market Fund | Advantus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	1,050
2003	rr_AnnualReturn2003	0.61%
2004	rr_AnnualReturn2004	0.74%
2005	rr_AnnualReturn2005	2.43%
2006	rr_AnnualReturn2006	4.36%
2007	rr_AnnualReturn2007	4.55%
2008	rr_AnnualReturn2008	1.95%
2009	rr_AnnualReturn2009	0.27%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.50%

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Advantus Mortgage Securities Fund
Summary: Advantus Mortgage Securities Fund
Advantus Mortgage Securities Fund: Investment Objective
The Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk.
Advantus Mortgage Securities Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Mortgage Securities Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus Mortgage Securities Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus Mortgage Securities Fund		Class 1	Class 2
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		0.71%	0.96%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Advantus Mortgage Securities Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example Advantus Mortgage Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	73	227	396	884
Class 2	98	306	531	1,179

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231.30% of the average value of its portfolio.
Advantus Mortgage Securities Fund: Principal Investment Strategies
Under normal circumstances, the Advantus Mortgage Securities Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In selecting securities, the Fund's investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Fund may also engage in frequent or short-term trading of securities.

The Fund may invest in government or government-related mortgage loan pools or non-government mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government or government-related guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may also invest in non-government mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

The Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, credit cards, manufactured housing and/or other consumer loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables). The Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees.
Advantus Mortgage Securities Fund: Principal Risks
An investment in the Advantus Mortgage Securities Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Concentration Risk – the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the mortgage and mortgage-finance industry.

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Interest Rate Risk – the risk that the value of a mortgage-backed security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

  Liquidity Risk – the risk that mortgage-related securities purchased by the Fund, including restricted securities determined by the Fund's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Non-Government Securities Risk – is the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

  Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund's transaction costs.

Advantus Mortgage Securities Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Mortgage Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 3Q 09 4.10%): Worst Quarter (ended 4Q 08 -7.38%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus Mortgage Securities Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	3.75%			2.26%	Feb 11, 2008
Class 2	3.49%	2.09%	3.08%
Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	2.59%	5.67%	5.08%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Mortgage Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Mortgage Securities Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Advantus Mortgage Securities Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Mortgage Securities Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.30%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Advantus Mortgage Securities Fund with the cost of investing in other funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Mortgage Securities Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Advantus Mortgage Securities Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In selecting securities, the Fund's investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Fund may also engage in frequent or short-term trading of securities.

The Fund may invest in government or government-related mortgage loan pools or non-government mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government or government-related guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may also invest in non-government mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

		The Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, credit cards, manufactured housing and/or other consumer loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables). The Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees.
Risk [Heading]	rr_RiskHeading	Advantus Mortgage Securities Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Mortgage Securities Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Concentration Risk – the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the mortgage and mortgage-finance industry.

  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

  Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Interest Rate Risk – the risk that the value of a mortgage-backed security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

  Liquidity Risk – the risk that mortgage-related securities purchased by the Fund, including restricted securities determined by the Fund's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

  Non-Government Securities Risk – is the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

  Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.

  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund's transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Mortgage Securities Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Mortgage Securities Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Mortgage Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Mortgage Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3Q 09 4.10%): Worst Quarter (ended 4Q 08 -7.38%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Mortgage Securities Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	396
10 Years	rr_ExpenseExampleYear10	884
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus Mortgage Securities Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,179
2003	rr_AnnualReturn2003	4.15%	[2]
2004	rr_AnnualReturn2004	4.81%	[2]
2005	rr_AnnualReturn2005	2.88%	[2]
2006	rr_AnnualReturn2006	5.34%	[2]
2007	rr_AnnualReturn2007	3.19%	[2]
2008	rr_AnnualReturn2008	(12.97%)	[2]
2009	rr_AnnualReturn2009	8.05%	[2]
2010	rr_AnnualReturn2010	6.76%	[2]
2011	rr_AnnualReturn2011	6.73%	[2]
2012	rr_AnnualReturn2012	3.49%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Inception	rr_AverageAnnualReturnSinceInception
Advantus Mortgage Securities Fund | Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Advantus Real Estate Securities Fund
Summary: Advantus Real Estate Securities Fund
Advantus Real Estate Securities Fund: Investment Objective
The Advantus Real Estate Securities Fund seeks above average income and long-term growth of capital.
Advantus Real Estate Securities Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Real Estate Securities Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Advantus Real Estate Securities Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advantus Real Estate Securities Fund		Class 1	Class 2
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.94%	1.19%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Advantus Real Estate Securities Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example Advantus Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	96	299	520	1,154
Class 2	121	378	654	1,443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.60% of the average value of its portfolio.
Advantus Real Estate Securities Fund: Principal Investment Strategies
Under normal circumstances, the Advantus Real Estate Securities Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund does not invest directly in real estate.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. The Fund mostly invests in equity REITs but also invests portions of its assets in mortgage REITs and hybrid REITs. A REOC is a corporation that is similar to a REIT, except that a REOC has not taken the REIT tax election and therefore does not have a requirement to distribute any of its taxable income. REOCs are also more flexible than REITs in terms of what types of real estate investments they can make.

The Fund may invest in securities of foreign issuers which are not U.S. dollar denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Fund may invest in companies of any size capitalization. In selecting securities, the Fund's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.
Advantus Real Estate Securities Fund: Principal Risks
An investment in the Advantus Real Estate Securities Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.

  Concentration Risk – the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the real estate and real estate related industry.

  Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Limited Universe Risk – the risk that an investment in the Fund may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

  Liquidity Risk – the risk that the preferred securities, debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, to errors in judgment by the investment adviser, low daily trading volumes for certain securities or other factors.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

  Real Estate Risk – the risk that the value of the Fund’s investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

  REIT/REOC-Related Risk – the risk that the value of the Fund’s equity securities issued by REITs and REOCs will be adversely affected by changes in the value of the underlying property or, for REITs, by the loss of the REIT’s favorable tax status or changes in laws and/or rules related to REIT tax status.

Advantus Real Estate Securities Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Advantus Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 3Q 09 30.11%): Worst Quarter (ended 4Q 08 -37.00%):
Average Annual Total Return (for periods ending December 31, 2012)
Average Annual Total Returns Advantus Real Estate Securities Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	18.20%			6.68%	Feb 11, 2008
Class 2	17.90%	4.93%	11.60%
Dow Jones Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	17.55%	5.07%	11.65%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Advantus Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: Advantus Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Advantus Real Estate Securities Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Real Estate Securities Fund seeks above average income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Advantus Real Estate Securities Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Advantus Real Estate Securities Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Advantus Real Estate Securities Fund with the cost of investing in other funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	Advantus Real Estate Securities Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Advantus Real Estate Securities Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund does not invest directly in real estate.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. The Fund mostly invests in equity REITs but also invests portions of its assets in mortgage REITs and hybrid REITs. A REOC is a corporation that is similar to a REIT, except that a REOC has not taken the REIT tax election and therefore does not have a requirement to distribute any of its taxable income. REOCs are also more flexible than REITs in terms of what types of real estate investments they can make.

The Fund may invest in securities of foreign issuers which are not U.S. dollar denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

		The Fund may invest in companies of any size capitalization. In selecting securities, the Fund's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.
Risk [Heading]	rr_RiskHeading	Advantus Real Estate Securities Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Advantus Real Estate Securities Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:

  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.

  Concentration Risk – the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the real estate and real estate related industry.

  Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.

  Limited Universe Risk – the risk that an investment in the Fund may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

  Liquidity Risk – the risk that the preferred securities, debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, to errors in judgment by the investment adviser, low daily trading volumes for certain securities or other factors.

  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.

  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.

  Real Estate Risk – the risk that the value of the Fund’s investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

  REIT/REOC-Related Risk – the risk that the value of the Fund’s equity securities issued by REITs and REOCs will be adversely affected by changes in the value of the underlying property or, for REITs, by the loss of the REIT’s favorable tax status or changes in laws and/or rules related to REIT tax status.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Advantus Real Estate Securities Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Advantus Real Estate Securities Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Advantus Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 78 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Advantus Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3Q 09 30.11%): Worst Quarter (ended 4Q 08 -37.00%):
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2012)
Advantus Real Estate Securities Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,154
1 Year	rr_AverageAnnualReturnYear01	18.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2008
Advantus Real Estate Securities Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2003	rr_AnnualReturn2003	42.21%	[2]
2004	rr_AnnualReturn2004	35.52%	[2]
2005	rr_AnnualReturn2005	11.08%	[2]
2006	rr_AnnualReturn2006	30.63%	[2]
2007	rr_AnnualReturn2007	(15.76%)	[2]
2008	rr_AnnualReturn2008	(36.27%)	[2]
2009	rr_AnnualReturn2009	24.59%	[2]
2010	rr_AnnualReturn2010	28.91%	[2]
2011	rr_AnnualReturn2011	5.42%	[2]
2012	rr_AnnualReturn2012	17.90%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.00%)
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	11.60%
Inception	rr_AverageAnnualReturnSinceInception
Advantus Real Estate Securities Fund | Dow Jones Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	11.65%
Inception	rr_AverageAnnualReturnSinceInception

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013